Schedule of Fair Value of Stock Options (Details)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility, Minimum	39.00%
Expected Volatility, Maximum	48.00%
Risk Free Interest Rate, Minimum	2.62%
Risk Free Interest Rate, Maximum	2.71%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options	6 years 3 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options	10 years